Acquisitions - Narrative (Details)					1 Months Ended		12 Months Ended		16 Months Ended
	Jul. 05, 2023 USD ($)	Apr. 06, 2023 USD ($) location	Oct. 04, 2022 USD ($) store dispensary	Sep. 16, 2022 USD ($)	Jan. 31, 2024 shares	Sep. 30, 2022	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Sep. 01, 2022 USD ($) a ft²	Jan. 31, 2022 USD ($)	Jan. 18, 2022 ft² dispensary facility
Acquisitions
Goodwill expected tax deductible amount							$ 0		$ 0
Purchase price adjustments							119,000	$ 2,445,000
Put/call option trigger period						2 years
Payments of contingent consideration							13,909,000	8,744,000
Payments of deferred consideration							37,274,000
Tryke Companies, Price Adjustment Mechanism Case
Acquisitions
Purchase accounting adjustments sought							9,000,000
Clever Leaves’ Assets Acquisition
Acquisitions
Asset acquisition, consideration	$ 2,700,000
Four20 | Selling shareholders
Acquisitions
Ownership interest by minority shareholders				45.00%
Deseret
Acquisitions
Number of retail dispensaries | location		3
Transaction costs		$ 300,000
Purchase price adjustments		$ 200,000
Total unaudited pro forma revenue							13,700,000
Total unaudited pro forma net income (loss)							600,000
Pro forma revenue, actual							9,900,000
Pro forma net income (loss), actual							600,000
Payments of deferred consideration							9,916,000
Bloom Dispensaries
Acquisitions
Number of retail dispensaries | dispensary												4
Transaction costs								400,000
Total unaudited pro forma revenue								46,700,000
Total unaudited pro forma net income (loss)								(31,200,000)
Pro forma revenue, actual								43,100,000
Pro forma net income (loss), actual								(31,800,000)
Number of adjacent cultivation and processing facilities | facility												2
Total space of cultivation and processing facilities (in square feet) | ft²												63,500
Sapphire
Acquisitions
Payments of contingent consideration							4,112,000	0
Sapphire | Curaleaf International Limited
Acquisitions
Total unaudited pro forma revenue								2,000,000
Total unaudited pro forma net income (loss)								(1,600,000)
Pro forma revenue, actual								1,900,000
Pro forma net income (loss), actual								400,000
Percentage of interests acquired											100.00%
Capitalized transaction costs											$ 100,000
NRPC Management, LLC
Acquisitions
Total unaudited pro forma revenue								3,000,000
Total unaudited pro forma net income (loss)								800,000
Pro forma revenue, actual								1,200,000
Payments of deferred consideration							0
Broad Horizon Holdings, LLC
Acquisitions
Total unaudited pro forma revenue								23,500,000
Total unaudited pro forma net income (loss)								2,800,000
Pro forma revenue, actual								10,600,000
Pro forma net income (loss), actual								2,400,000
Pueblo West Organics
Acquisitions
Total unaudited pro forma revenue								1,400,000
Total unaudited pro forma net income (loss)								(9,700,000)
Pro forma revenue, actual								100,000
Pro forma net income (loss), actual								(8,500,000)
Capitalized transaction costs										$ 100,000
Area of indoor licensed marijuana cultivation facility and processing facility (in sq ft) | ft²										75,960
Area of licensed marijuana dispensary and cultivation facility (in sq ft) | ft²										12,000
Area of licensed outdoor cultivation facility (in acres) | a										2.1
Four20
Acquisitions
Purchase price adjustments									100,000
Payments of contingent consideration							3,414,000	0
Measurement period adjustment, accounts receivable reduction									$ 100,000
Four20 | Curaleaf International Holdings Limited
Acquisitions
Transaction costs				$ 1,100,000
Total unaudited pro forma revenue								10,500,000
Total unaudited pro forma net income (loss)								(600,000)
Pro forma revenue, actual								4,400,000
Pro forma net income (loss), actual								(400,000)
Percentage of interests acquired				55.00%
Put/call option trigger period				2 years
Percentage release of SVS from trading restrictions				50.00%
Tryke
Acquisitions
Transaction costs			$ 100,000
Total unaudited pro forma revenue								77,000,000
Total unaudited pro forma net income (loss)								(400,000)
Pro forma revenue, actual								16,300,000
Pro forma net income (loss), actual								(2,800,000)
Payments of contingent consideration							0	$ 0
Number of highly trafficked dispensaries under the Reef brand | dispensary			6
Number of retail stores in Arizona | store			2
Number of retail stores in Nevada | store			4
Cash hold-back payable relating to pending litigation			$ 2,400,000
Payments of deferred consideration							$ 27,358,000
Business acquisition, equity issued (in shares) | shares							5,100,000
Tryke | Subsequent events
Acquisitions
Business acquisition, equity issued (in shares) | shares					2,367,000
Business acquisition, equity, expiration period					15 months